Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of fair value hedges - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans and account receivable at amortised cost
Total	$ 6,178,000	$ 15,793,429
Within 1 year [Member]
Loans and account receivable at amortised cost
Total
Up To One Month [Member]
Loans and account receivable at amortised cost
Total		62,926
Between 1 and 3 months [Member]
Loans and account receivable at amortised cost
Total		376,251
Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Total		2,520,532
Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Total	6,178,000	7,446,120
Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Total		2,557,184
More than 5 years [Member]
Loans and account receivable at amortised cost
Total		2,830,416
Loans and account receivable at amortised cost [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total	180,963	269,161
Loans and account receivable at amortised cost [Member] | Within 1 year [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total
Loans and account receivable at amortised cost [Member] | Up To One Month [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total		42,724
Loans and account receivable at amortised cost [Member] | Between 1 and 3 months [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total		183,713
Loans and account receivable at amortised cost [Member] | Between 3 and 12 months [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total	180,963	42,724
Loans and account receivable at amortised cost [Member] | Between 1 and 3 years [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total
Loans and account receivable at amortised cost [Member] | Between 3 and 5 years [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total
Loans and account receivable at amortised cost [Member] | More than 5 years [Member] | Commercial loans [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total	1,983,793	1,439,799
Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total		102,281
Debt instruments at FVOCI [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total		202
Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total		73,915
Debt instruments at FVOCI [Member] | Within 1 year [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Within 1 year [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Within 1 year [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Within 1 year [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Up To One Month [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Up To One Month [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Up To One Month [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total		202
Debt instruments at FVOCI [Member] | Up To One Month [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 months [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 months [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 months [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 months [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 3 and 12 months [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 3 and 12 months [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total		12,817
Debt instruments at FVOCI [Member] | Between 3 and 12 months [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 3 and 12 months [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 3 and 5 years [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total	594,713	213,620
Debt instruments at FVOCI [Member] | Between 3 and 5 years [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total		71,093
Debt instruments at FVOCI [Member] | Between 3 and 5 years [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | Between 3 and 5 years [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total		73,915
Debt instruments at FVOCI [Member] | More than 5 years [Member] | US Treasury bonds [Member]
Loans and account receivable at amortised cost
Total	1,389,080	1,226,179
Debt instruments at FVOCI [Member] | More than 5 years [Member] | Chilean sovereign bonds [Member]
Loans and account receivable at amortised cost
Total		18,371
Debt instruments at FVOCI [Member] | More than 5 years [Member] | Mortgage financing bonds [Member]
Loans and account receivable at amortised cost
Total
Debt instruments at FVOCI [Member] | More than 5 years [Member] | Chilean Treasury bonds [Member]
Loans and account receivable at amortised cost
Total
Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total	1,669,764	250,896
Time deposits and other time liabilities [Member] | Within 1 year [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total
Time deposits and other time liabilities [Member] | Up To One Month [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total	206,630	20,000
Time deposits and other time liabilities [Member] | Between 1 and 3 months [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total	447,773	162,538
Time deposits and other time liabilities [Member] | Between 3 and 12 months [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total	873,822	68,358
Time deposits and other time liabilities [Member] | Between 1 and 3 years [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total	141,539
Time deposits and other time liabilities [Member] | Between 3 and 5 years [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total
Time deposits and other time liabilities [Member] | More than 5 years [Member] | Time deposits [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total	4,488,765	5,442,949
Issued debt instruments [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total	746,431	256,344
Issued debt instruments [Member] | Within 1 year [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Within 1 year [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Up To One Month [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Up To One Month [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Between 1 and 3 months [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total		30,000
Issued debt instruments [Member] | Between 1 and 3 months [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Between 3 and 12 months [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total	122,638	616,751
Issued debt instruments [Member] | Between 3 and 12 months [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total
Issued debt instruments [Member] | Between 1 and 3 years [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total	2,569,632	1,182,672
Issued debt instruments [Member] | Between 1 and 3 years [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total	84,959	85,448
Issued debt instruments [Member] | Between 3 and 5 years [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total	1,038,634	2,198,556
Issued debt instruments [Member] | Between 3 and 5 years [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total	175,555
Issued debt instruments [Member] | More than 5 years [Member] | Senior bonds [Member]
Loans and account receivable at amortised cost
Total	757,861	1,414,970
Issued debt instruments [Member] | More than 5 years [Member] | Subordinated bonds [Member]
Loans and account receivable at amortised cost
Total	485,917	170,896
Interbank borrowing [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total	1,849,288	1,779,882
Interbank borrowing [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total		6,178,000
Interbank borrowing [Member] | Within 1 year [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Within 1 year [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Up To One Month [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total	84,959
Interbank borrowing [Member] | Up To One Month [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Between 1 and 3 months [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total	706,859
Interbank borrowing [Member] | Between 1 and 3 months [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Between 3 and 12 months [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total	1,057,470	1,779,882
Interbank borrowing [Member] | Between 3 and 12 months [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Between 1 and 3 years [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Between 1 and 3 years [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total		6,178,000
Interbank borrowing [Member] | Between 3 and 5 years [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | Between 3 and 5 years [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | More than 5 years [Member] | Interbank loans [Member]
Loans and account receivable at amortised cost
Total
Interbank borrowing [Member] | More than 5 years [Member] | Chilean Central Bank loans [Member]
Loans and account receivable at amortised cost
Total
Hedged item [Member]
Loans and account receivable at amortised cost
Total	17,097,004
Hedged item [Member] | Up To One Month [Member]
Loans and account receivable at amortised cost
Total	291,589
Hedged item [Member] | Between 1 and 3 months [Member]
Loans and account receivable at amortised cost
Total	1,154,632
Hedged item [Member] | Between 3 and 12 months [Member]
Loans and account receivable at amortised cost
Total	2,234,893
Hedged item [Member] | Between 1 and 3 years [Member]
Loans and account receivable at amortised cost
Total	8,974,130
Hedged item [Member] | Between 3 and 5 years [Member]
Loans and account receivable at amortised cost
Total	1,808,902
Hedged item [Member] | More than 5 years [Member]
Loans and account receivable at amortised cost
Total	2,632,858
Hedging instrument [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	6,981,950	7,240,213
Hedging instrument [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	10,115,054
Hedging instrument [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		8,553,216
Hedging instrument [Member] | Up To One Month [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	84,959	42,926
Hedging instrument [Member] | Up To One Month [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	206,630
Hedging instrument [Member] | Up To One Month [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		20,000
Hedging instrument [Member] | Between 1 and 3 months [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	706,859	286,251
Hedging instrument [Member] | Between 1 and 3 months [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	447,773
Hedging instrument [Member] | Between 1 and 3 months [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		90,000
Hedging instrument [Member] | Between 3 and 12 months [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	1,512,048	2,482,715
Hedging instrument [Member] | Between 3 and 12 months [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	722,845
Hedging instrument [Member] | Between 3 and 12 months [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		37,817
Hedging instrument [Member] | Between 1 and 3 years [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	2,573,252	1,168,120
Hedging instrument [Member] | Between 1 and 3 years [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	6,400,878
Hedging instrument [Member] | Between 1 and 3 years [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		6,278,000
Hedging instrument [Member] | Between 3 and 5 years [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	1,200,890	2,272,471
Hedging instrument [Member] | Between 3 and 5 years [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	608,012
Hedging instrument [Member] | Between 3 and 5 years [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		284,713
Hedging instrument [Member] | More than 5 years [Member] | Cross currency swaps [Member]
Loans and account receivable at amortised cost
Total	903,942	987,730
Hedging instrument [Member] | More than 5 years [Member] | Forwards [Member]
Loans and account receivable at amortised cost
Total	$ 1,728,916
Hedging instrument [Member] | More than 5 years [Member] | Interest rate swaps [Member]
Loans and account receivable at amortised cost
Total		$ 1,842,686